Organization and Principal Activities	12 Months Ended
Dec. 31, 2014
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

E-House (China) Holdings Limited (the “Company” or “E-House”) was incorporated on August 27, 2004 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”), offers a wide range of services to the real estate industry, including online services, primary agency, secondary brokerage, information and consulting, promotional events, real estate advertising, real estate fund management services, community value-added services and real estate financial services in the People’s Republic of China (“PRC”). The Company, its subsidiaries and consolidated VIEs are collectively referred to as the “Group”.

The Group commenced operations in 2000 through an operating subsidiary, Shanghai Real Estate Sales (Group) Co., Ltd. (“E-House Shanghai”), a company established in the PRC, and its subsidiaries and affiliates.

In October 2009, China Real Estate Information Corporation (‘‘CRIC’’), a subsidiary of E-House, acquired SINA Corporation’s (“SINA”) 66% interest in China Online Housing Technology Corporation (“COHT”) and COHT became a wholly-owned subsidiary of CRIC. In April 2012, E-House Holdings acquired all the outstanding shares of CRIC that it did not already own (the ‘‘Merger’’). As a result, CRIC became a wholly-owned subsidiary of E-House Holdings. E-House retained the controlling interest in CRIC before and after the Merger.

The Company’s subsidiary, Leju Holdings Limited (‘‘Leju’’) is principally engaged in providing online advertising, e-commerce services and listing services in the PRC. In March 2014, the Company sold a 15% equity interest in Leju on a fully diluted basis, including all options and restricted shares and any other rights to acquire Leju’s shares, to Tencent Holdings Limited, a provider of comprehensive internet services in PRC, and $176.4 million net proceeds after deducting commissions and related expenses were received. In April 2014, Leju completed its initial public offering (‘‘IPO’’) and became listed on New York Stock Exchange (NYSE:LEJU). Leju raised from this initial public offering approximately $101.4 million in net proceeds after deducting underwriting commissions and the offering expenses payable by Leju. Concurrently with the initial public offering, Leju also raised from Tencent in a private placement $18.9 million in net proceeds after deducting estimated fees and expenses payable by Leju. In December 2014, E-House was approved and announced a partial spin-off of Leju by distributing in the form of a dividend of 0.05 ordinary shares, par value $0.001, of Leju, for each of E-House ordinary shares outstanding as of December 3, 2014, or 0.05 ADSs of Leju, for each of E-House ADSs outstanding as of December 3, 2014. As of December 31, 2014, E-House held a 69.9% equity interest in Leju. The Spin-off of Leju was completed in January 2015.

In June 2014, the Company reorganized its fund management services segment. It’s 51% owned subsidiary, Scepter Pacific Limited (“Scepter”), became the holding company of the segment through the 100% acquisition of subsidiaries operating fund management services in PRC through its new established VIE, Shanghai E-Cheng Asset Management Co. Ltd. (“Shanghai E-Cheng”).

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2014:

	Date of	Place of	Percentage of
	incorporation	incorporation	Ownership
Shanghai Real Estate Sales (Group) Co., Ltd.	15-Aug-00	PRC	100%
Shanghai City Rehouse Real Estate Agency Ltd.	17-May-02	PRC	85%
Scepter	8-Jan-08	BVI	51%
Shanghai CRIC Information Technology Co., Ltd. (“Shanghai CRIC”)	03-Jul-06	PRC	100%
Leju Holdings Ltd.	20-Nov-13	Cayman	70%
Shanghai Xinju Finance Information Services Co., Ltd.(“Shanghai Xinju”)	22-May-14	PRC	56%
Shanghai Weidian Information Technology Co., Ltd. (“Shanghai Weidian”)	20-Aug-14	PRC	55%
Beijing Yisheng Leju Information Services Co., Ltd. (“Beijing Leju”)	13-Feb-08	PRC	VIE
Shanghai Yi Xin E-Commerce Co., Ltd. (“Shanghai Yi Xin”)	05-Dec-11	PRC	VIE
Beijing Jiajujiu E-Commerce Co., Ltd. (“Beijing Jiajujiu”)	22-Mar-12	PRC	VIE
Shanghai Kushuo Information Technology Co., Ltd. (“Shanghai Kushuo”)	31-Dec-13	PRC	VIE
Shanghai E-Cheng	14-May-14	PRC	VIE
Shanghai Fangjia Information Technology Co., Ltd. (“Shanghai Fangjia”)	29-Oct-14	PRC	VIE
Shanghai Weihui Business Information Consulting Co., Ltd. (“Shanghai Weihui”)	11-Sep-14	PRC	VIE